Recapitalization (Tables)	12 Months Ended
Dec. 31, 2023
Recapitalization
Schedule of Class A ordinary shares issued and outstanding immediately following the business combination

The number of Class A Ordinary Shares issued and outstanding immediately following the Business Combination on March 20, 2023 was:

	Shares	%
JATT Public shareholders	182,498	0.7%
Zura shares issued – 2022 Lilly license	550,000	2.0%
Redemption Backstop	1,301,633	4.8%
Redemption Backstop Consideration	2,500,000	9.2%
JATT Founders	3,450,000	12.8%
PIPE Investment	2,009,950	7.4%
Forward Purchase Agreement	3,000,000	11.1%
Legacy Zura equity holders	14,058,074	52.0%
Total shares outstanding	27,052,155	100.0%